Investments In Affiliated Companies, Partnership And Other Companies (Tables)	12 Months Ended
Dec. 31, 2011
Investments In Affiliated Companies, Partnership And Other Companies [Abstract]
Investments In Affiliated Companies

	December 31,
	2011	2010
Companies accounted for under the equity method	$105,914	$86,069
Companies accounted for on a cost basis	4,245	3,745
	$110,159	$89,814

Investments In Companies Accounted For Under The Equity Method

	December 31,
	2011	2010
SCD (1)	$63,854	$58,815
VSI (2)	8,154	4,181
Opgal (3)	14,626	13,000
Netcity (4)	10,418	2,697
Other	8,862	7,376
	$105,914	$86,069

(1)
Semi Conductor Devices ("SCD") is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. ("Rafael"). SCD is engaged in the development and production of various thermal detectors and laser diodes. SCD is jointly controlled and therefore is not consolidated in the Company's financial statements.

(2)
Vision Systems International LLC ("VSI") based in San Jose, is a California limited liability company that is held 50% by ESA and 50% by a subsidiary of Rockwell Collins Inc. VSI operates in the area of helmet mounted display systems for fixed-wing military aircraft. VSI is jointly controlled and therefore is not consolidated in the Company's financial statements.

(3)
Opgal Optronics Industries Ltd. ("Opgal") is an Israeli company owned 50.1% by the Company and 49.9% by a subsidiary of Rafael. Opgal focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Opgal with Rafael, and therefore Opgal is not consolidated in the Company's financial statements.

(4)
Netcity is a Romanian company held 40% by the Company. During 2011, the Company invested in Netcity approximately $8,100, in addition to $2,700 that were invested in 2010. Netcity is a constructor of fiber-telecommunication networks in Romania.

Schedule Of Equity In Net Earnings Of Affiliated Companies

	Year ended December 31,
	2011	2010	2009
SCD	$5,807	$11,470	$12,603
VSI	8,454	6,265	4,942
Other	1,116	1,061	1,747
	$15,377	$18,796	$19,292

Balance Sheet Information

	December 31,
	2011	2010
Current assets	$272,274	$278,141
Non-current assets	67,151	69,507
Total assets	$339,425	$347,648

Current liabilities	$158,548	$186,555
Non-current liabilities	24,809	34,688
Shareholders' equity	156,068	126,405
	$339,425	$347,648

Income Statement Information

	Year ended December 31,
	2011	2010	2009
Revenues	$402,438	$476,286	$361,283
Gross profit	$117,222	$137,228	$110,699
Net income	$38,131	$36,728	$31,489